Share-Based Compensation - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of options
Outstanding, beginning of the year (shares) | shares	5,334,420	3,764,055	2,246,947
Granted during the year (shares) | shares	1,005,000	1,832,500	1,817,500
Forfeited during the year (shares) | shares	(62,962)	(110,612)	(141,418)
Expired during the year (shares) | shares	(304,940)	(28,364)	(25,520)
Exercised during the year (shares) | shares	(8,333)	(123,159)	(133,454)
Outstanding, end of the year (shares) | shares	5,963,185	5,334,420	3,764,055
Options exercisable, end of the year (shares) | shares	4,420,482	3,165,679	2,164,551
Weighted Average Exercise Price $
Outstanding, beginning of the year (cad per share) | $ / shares	$ 3.53	$ 4.08	$ 5.31
Granted during the year (cad per share) | $ / shares	2.04	2.99	3.19
Forfeited during the year (cad per share) | $ / shares	3.83	6.21	3.84
Expired during the year (cad per share) | $ / shares	10.80	37.63	62.49
Exercised during the year (cad per share) | $ / shares	1.45	1.94	1.81
Outstanding, beginning of the year (cad per share) | $ / shares	2.91	3.53	4.08
Options exercisable, end of the year (cad per share) | $ / shares	$ 3.01	$ 3.82	$ 4.84